Remuneration of Directors and Senior Management	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Remuneration of Directors and Senior Management
Remuneration of Directors and Senior Management
Remuneration of Non-Management Directors

	2019	2018	2017
Fees earned	$2	$2	$3
Remuneration of Senior Management (1)

	2019	2018	2017
Salary	$2	$2	$3
Common stock option based awards	8	8	10
Annual incentive plans	6	4	5
Long-term incentive plans	20	15	17
	$36	$29	$35

(1)	Senior management identified above are consistent with the disclosure on Named Executive Officers provided in the Company’s Information Circular to shareholders for the respective years.